Fair Value of Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financial assets
Loans held-for-sale, measured at fair value	$ 6,801	$ 6,656
Financial liabilities
Long-term debt	36,404	47,035
Carrying Value
Financial assets
Loans	842,259	885,724
Loans held-for-sale, measured at fair value	12,836	11,362
Financial liabilities
Deposits	1,118,936	1,119,271
Long-term debt	243,139	249,674
Commercial unfunded lending commitments	(932)	(830)
Estimate of Fair Value Measurement
Financial assets
Loans	863,544	891,837
Loans held-for-sale, measured at fair value	12,854	11,485
Financial liabilities
Deposits	1,119,427	1,119,512
Long-term debt	252,054	259,392
Commercial unfunded lending commitments	(3,800)	(3,700)
Estimate of Fair Value Measurement | Level 2
Financial assets
Loans	87,174	102,564
Loans held-for-sale, measured at fair value	12,236	8,872
Financial liabilities
Deposits	1,119,427	1,119,512
Long-term debt	249,692	257,402
Estimate of Fair Value Measurement | Level 3
Financial assets
Loans	776,370	789,273
Loans held-for-sale, measured at fair value	618	2,613
Financial liabilities
Deposits	0	0
Long-term debt	$ 2,362	$ 1,990